General accounting policies - Schedule of Classification of Financial Assets Under IFRS9 (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Current Receivables From Card Issuers	R$ 29,231,820	R$ 23,895,512
Current trade receivables	390,575	459,947
Other current receivables	370,255	380,854
Short-term	517,874	3,481,496
Assets	54,813,463	48,693,561
Accounts payable to clients	17,807,394	19,199,127
Current trade payables	672,184	513,877
Current borrowings and current portion of non-current borrowings	3,065,999	475,319
Obligations to FIDC quota holders	4,152,975	1,374,452
Other current payables	281,073	119,526
Liabilities	R$ 42,986,181	R$ 34,017,601